Commitments and Contingencies (Schedule of Commitments to Purchase Goods or Services and for Future Minimum Guaranteed Royalties) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments due in 2017	$ 61,643
Purchase commitments due in 2018	19,824
Purchase commitments due in 2019	12,257
Purchase commitments due in 2020	891
Purchase commitments due in 2021	661
Purchase commitments due, thereafter	0
Purchase commitments due, total	95,276
License & royalty commitments due in 2017	15,969
License & royalty commitments due in 2018	11,562
License & royalty commitments due in 2019	10,702
License & royalty commitments due in 2020	10,438
License & royalty commitments due in 2021	8,066
License & royalty commitments due, thereafter	8,765
License & royalty commitments due, total	$ 65,502